NET (LOSS) INCOME PER SHARE - Basic and diluted net (loss) income per share (Details) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
	Nov. 05, 2015	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Numerator:
Net (loss) income		$ 7,115	$ 6,505	$ (632)
Accretion of Shares				2,384
Deemed dividend to Shares	$ 763			763
Net (loss) income attributable to ordinary shareholders for computing basic and diluted net (loss) income per ordinary share		$ 7,115	$ 6,505	$ (3,779)
Weighted average common shares outstanding:
Weighted average ordinary shares outstanding used in computing basic net (loss) income per ordinary share		24,735,445	23,163,801	16,929,789
Effect of dilutive securities
Plus incremental weighted average ordinary shares from assumed conversions of options and using the treasury stock method		1,831,212	1,518,724
Weighted average ordinary shares outstanding used in computing diluted net income per ordinary share		26,566,657	24,682,525	16,929,789
Net (loss) income per ordinary share - basic		$ 0.29	$ 0.28	$ (0.22)
Net (loss) income per ordinary share - diluted		$ 0.27	$ 0.26	$ (0.22)
Series A convertible redeemable preferred shares
Numerator:
Accretion of Shares				$ 269
Deemed dividend to Shares				546
Net income attributable to shareholders for computing basic net income per Share				$ 815
Weighted average common shares outstanding:
Weighted average ordinary shares outstanding used in computing basic net (loss) income per ordinary share				786,817
Effect of dilutive securities
Net (loss) income per preferred share - basic				$ 1.04
Series B convertible redeemable preferred shares
Numerator:
Accretion of Shares				$ 2,115
Deemed dividend to Shares				217
Net income attributable to shareholders for computing basic net income per Share				$ 2,332
Weighted average common shares outstanding:
Weighted average ordinary shares outstanding used in computing basic net (loss) income per ordinary share				5,447,195
Effect of dilutive securities
Net (loss) income per preferred share - basic				$ 0.43